Related party balances and transactions (Details Textual) (CNY)	12 Months Ended			12 Months Ended
	Jun. 30, 2011	Jun. 30, 2013 Shareholders Of Leisen Education [Member]	Jun. 30, 2013 Shareholders Of Wentai Investment [Member]	Jun. 30, 2013 Guangzhou Zhongda Holding Limited [Member]	Jun. 30, 2012 Guangzhou Zhongda Holding Limited [Member]
Discontinued Operation Consideration For Disposal Of ELP Business	87,532,200
Loans Payable		2,800,000	30,000,000
Payment for Management Fee				1,324,998	950,000